Income Tax (Details) - Schedule of components of income tax provision - Growth Capital Acquisition Corp. [Member] - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Federal
Current
Deferred	(18,428)	$ (2,033)
State
Current		32
Deferred
Change in valuation allowance	18,428	2,033
Income tax provision		$ 32